Note 19 - Derivative Instruments and Hedging Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Mortgage Pipeline [Member] | Other Liabilities [Member]
Note 19 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	$ (7,000)	$ 7,000
Mortgage Pipeline [Member] | Other Assets [Member]
Note 19 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Assets	20,000	15,000
Mortgage Pipeline [Member] | Gain on Sales of Loans [Member]
Note 19 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	27,000	8,000
Loans Held-for-sale [Member] | Other Liabilities [Member]
Note 19 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	3,000	1,000
Loans Held-for-sale [Member] | Gain on Sales of Loans [Member]
Note 19 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (3,000)	$ (1,000)